Reconciliation of movement in net borrowings	6 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Reconciliation of movement in net borrowings	Reconciliation of movement in net borrowings

	Six months ended 31 December 2023	Six months ended 31 December 2022
	$ million	Re-presented $ million
Net (decrease)/increase in cash and cash equivalents before exchange	(241)	633
Net increase in bonds and other borrowings(1)	(227)	(1,658)
Net increase in net borrowings from cash flows	(468)	(1,025)
Exchange differences on net borrowings	(399)	4
Other non-cash items(2)	(34)	(75)
Net borrowings at beginning of the period	(19,582)	(17,107)
Net borrowings at end of the period	(20,483)	(18,203)
(1)In the six months ended 31 December 2023, net increase in bonds and other borrowings excludes $nil cash outflow in respect of derivatives designated in forward point hedges (2022 – $(2) million).
(2)In the six months ended 31 December 2023, other non-cash items were principally in respect of additional leases entered into during the period partially offset by fair value movements of interest rate hedging instruments. In the six months ended 31 December 2022, other non-cash items were principally in respect of the reclassification of cash and cash equivalents in Guinness Cameroun S.A. to assets and liabilities held for sale.
In the six months ended 31 December 2023, the group issued bonds of $1,700 million ($1,690 million - net of discount and fee)
consisting of $800 million 5.375% fixed rate notes due 2026 and $900 million 5.625% fixed rate notes due 2033, and repaid bonds of $500 million and €600 million ($632 million). In the six months ended 31 December 2022, the group issued bonds of
$2,000 million ($1,989 million - net of discount and fee) consisting of $500 million 5.2% fixed rate notes due 2025,
$750 million 5.3% fixed rate notes due 2027 and $750 million 5.5% fixed rate notes due 2033, and repaid bonds of
$300 million.
All bonds and commercial paper issued by Diageo plc's wholly owned subsidiaries are fully and unconditionally guaranteed by
Diageo plc.